SUBSEQUENT EVENTS (Details Narrative) - USD ($)													1 Months Ended	3 Months Ended		12 Months Ended
	May 03, 2021	May 01, 2021	Apr. 22, 2021	Apr. 16, 2021	Apr. 01, 2021	Apr. 01, 2021	Mar. 24, 2021	Feb. 01, 2021	Jan. 20, 2021	Jan. 15, 2021	Jan. 02, 2021	Jul. 02, 2020	Mar. 25, 2019	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020
Principal amount														$ 938,400		$ 938,400
Stock Options [Member]
Number of shares, Granted														45,000	48,000	192,000
2021 Stock Plan [Member] | Stock Options [Member]
Number of shares, Granted								45,000
Option term								3 years
Exercise price								$ 0.20
Fair value								$ 6,750
2010 Stock Plan [Member]
Share price																$ 0.01
Fourteen Of The Company's Board Member [Member]
Number of shares, Granted												3,000	3,000
Subsequent Event [Member]
Litigation amount									$ 420,750
Subsequent Event [Member] | Convertible Promissory Notes [Member]
Description of conversion price	The conversion price of the Notes is equal to $0.13 or 85% of the closing price of any Qualified Financing, which consists of any fundraising receiving gross proceeds of not less than $500,000, whichever is less.
Subsequent Event [Member] | Third Party Investors [Member] | Convertible Promissory Notes [Member]
Principal amount	$ 1,165,000
Maturity date	May 02, 2022
Interest rate	6.00%
Debt term	four 1-year convertible promissory notes
Proceeds for disbursements for the fees and commissions	$ 1,165,000
Total discount to be amortized	$ 119,850
Share price	$ 0.001
Subsequent Event [Member] | Pharmalectin Partners, LLC [Member]
Additional investment amount							$ 450,000
Percentage of increasing interest in subsidiary							12.00%
Subsequent Event [Member] | 2021 Stock Plan [Member]
Percentage of number of shares of stock outstanding										15.00%
Number of shares hold										17,014,376
Subsequent Event [Member] | 2021 Stock Plan [Member] | Stock Options [Member]
Number of shares, Granted					10,000
Exercise price					$ 0.17
Fair value					$ 1,700
Subsequent Event [Member] | 2021 Stock Plan [Member] | Three Members [Member]
Number of shares, Granted						30,000
Exercise price						$ 0.17
Fair value						$ 15,300
Subsequent Event [Member] | 2021 Stock Plan [Member] | Consultant [Member]
Number of shares, Granted			150,000
Share price			$ 0.17
Fair value			$ 25,500
Subsequent Event [Member] | Private Placement Offering [Member] | JV [Member]
Number of stock issued				450,000
Value of stock issued				$ 150,000
Total number of stock issued				3,500,000
Total value of stock issued				$ 10,500,000
Description of debt conversion				The shares are convertible to Bioxytran common stock in a 1 for 1 exchange.
Subsequent Event [Member] | Medical Advisory Board Member [Member] | 2021 Stock Plan [Member]
Number of shares, Granted		45,000			10,000
Option term		3 years
Share price					$ 0.17	$ 0.17
Exercise price		$ 0.19
Fair value		$ 7,650			$ 1,700
Subsequent Event [Member] | Medical Advisory Board Member [Member] | 2010 Stock Plan [Member]
Number of shares, Granted											10,000
Share price											$ 0.24
Fair value											$ 2,400
Subsequent Event [Member] | Three Board Members [Member] | 2021 Stock Plan [Member]
Number of shares, Granted					90,000
Share price					$ 0.17	$ 0.17
Fair value					$ 15,300
Subsequent Event [Member] | Fourteen Of The Company's Board Member [Member] | 2010 Stock Plan [Member]
Number of shares, Granted										3,189,200
Share price										$ 0.24
Fair value										$ 765,408
Description of option equally divided										Equally divided to 227,800 shares/each to fourteen of the Company’s Managers, Board- and Medical Advisory Board members, as well as to indispensable Consultants currently working on the clinical trial submissions with the FDA